Asset Retirement Obligations (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Asset Retirement Obligations

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Balance at beginning of year	¥3,384	¥3,424	$41,660
Accretion expense	83	85	1,034
Liabilities settled	(271)	(478)	(5,816)
Additional liabilities incurred	111	458	5,572
Changes in estimates, including timing	117	(0)	(0)

Balance at end of year	¥3,424	¥3,489	$42,450